Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 36,778,133	₺ 21,586,422
EUR | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.30%	2.20%
Carrying amount	₺ 9,188,487	₺ 5,660,654
USD | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	3.10%	3.20%
Carrying amount	₺ 3,999,264	₺ 2,644,049
Unsecured bank loans [member] | EUR | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR	EUR
Interest rate type	Floating	Floating
Nominal interest rate basis	Euribor+1.9%-Euribor+2.3%	Euribor+2.0%-Euribor+2.2%
Carrying amount	₺ 9,188,487	₺ 5,624,277
Unsecured bank loans [member] | EUR | Floating interest rate [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	1.90%	2.00%
Payment period	2022	2021
Unsecured bank loans [member] | EUR | Floating interest rate [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	2.30%	2.20%
Payment period	2028	2026
Unsecured bank loans [member] | EUR | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Nominal interest rate	1.70%
Payment period	2022
Carrying amount	₺ 362,593	₺ 428,565
Unsecured bank loans [member] | EUR | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		1.50%
Payment period		2021
Unsecured bank loans [member] | EUR | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		1.80%
Payment period		2022
Unsecured bank loans [member] | USD | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Libor+2.1%-Libor 2.2%	Libor+2.1%-Libor+2.4%
Carrying amount	₺ 3,639,052	₺ 2,384,622
Unsecured bank loans [member] | USD | Floating interest rate [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	2.10%	2.10%
Payment period	2022	2021
Unsecured bank loans [member] | USD | Floating interest rate [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	2.20%	2.40%
Payment period	2028	2028
Unsecured bank loans [member] | USD | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	3.80%	3.80%
Carrying amount	₺ 1,072,858	₺ 501,036
Unsecured bank loans [member] | USD | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Payment period	2022	2021
Unsecured bank loans [member] | USD | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Payment period	2030	2030
Unsecured bank loans [member] | TL | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL	TL
Interest rate type	Fixed	Fixed
Payment period	2022	2021
Carrying amount	₺ 3,044,848	₺ 1,627,198
Unsecured bank loans [member] | TL | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	14.80%	6.50%
Unsecured bank loans [member] | TL | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	29.00%	16.90%
Unsecured bank loans [member] | UAH | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH	UAH
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,712,723	₺ 980,207
Unsecured bank loans [member] | UAH | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	8.00%	6.00%
Payment period	2022	2021
Unsecured bank loans [member] | UAH | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.90%	10.90%
Payment period	2024	2023
Unsecured bank loans [member] | RMB | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	RMB	RMB
Interest rate type	Fixed	Fixed
Carrying amount	₺ 930,395	₺ 283,273
Unsecured bank loans [member] | RMB | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	4.90%	5.20%
Payment period	2022	2021
Unsecured bank loans [member] | RMB | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	5.20%	5.50%
Payment period	2028	2026
Secured bank loans [member] | EUR | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR	EUR
Interest rate type	Floating	Floating
Nominal interest rate basis		Euribor+1.3%
Borrowings, adjustment to variable interest rate		1.30%
Payment period		2021
Carrying amount		₺ 36,377
Secured bank loans [member] | USD | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Libor+1.6% & Libor+1.9%	Libor+1.7%
Borrowings, adjustment to variable interest rate		1.70%
Carrying amount	₺ 360,212	₺ 259,427
Secured bank loans [member] | USD | Floating interest rate [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	1.60%
Payment period	2022	2021
Secured bank loans [member] | USD | Floating interest rate [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	1.90%
Payment period	2026	2023
Secured bank loans [member] | USD | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	2.60%
Carrying amount	₺ 152,667
Secured bank loans [member] | USD | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Payment period	2022
Secured bank loans [member] | USD | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Payment period	2026
Debt securities issued [member] | USD | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	5.80%	5.80%
Carrying amount	₺ 13,306,495	₺ 7,311,688
Debt securities issued [member] | USD | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Payment period	2022	2021
Debt securities issued [member] | USD | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Payment period	2028	2028
Debt securities issued [member] | TL | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL	TL
Interest rate type	Fixed	Fixed
Nominal interest rate	16.30%	15.00%
Payment period	2022	2021
Carrying amount	₺ 101,938	₺ 50,866
Lease liabilities [member] | EUR | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Carrying amount	₺ 303,265	₺ 185,557
Lease liabilities [member] | EUR | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.00%	1.00%
Payment period	2022	2021
Lease liabilities [member] | EUR | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.00%	10.00%
Payment period	2034	2034
Lease liabilities [member] | USD | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 80,533	₺ 56,485
Lease liabilities [member] | USD | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	3.90%	3.90%
Payment period	2022	2021
Lease liabilities [member] | USD | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.90%	10.90%
Payment period	2028	2028
Lease liabilities [member] | TL | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL	TL
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,262,449	₺ 1,201,988
Lease liabilities [member] | TL | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	9.80%	9.80%
Payment period	2022	2021
Lease liabilities [member] | TL | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	45.00%	45.00%
Payment period	2048	2048
Lease liabilities [member] | UAH | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH	UAH
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,074,000	₺ 555,597
Lease liabilities [member] | UAH | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	7.60%	8.10%
Payment period	2022	2021
Lease liabilities [member] | UAH | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	25.70%	24.00%
Payment period	2069	2069
Lease liabilities [member] | BYN | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	BYN	BYN
Interest rate type	Fixed	Fixed
Carrying amount	₺ 185,618	₺ 99,259
Lease liabilities [member] | BYN | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	11.50%	11.50%
Payment period	2022	2021
Lease liabilities [member] | BYN | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	15.80%	15.00%
Payment period	2028	2028